NATURE OF BUSINESS (Details)		12 Months Ended
		Dec. 31, 2021 Building Vessel t	Dec. 31, 2020 Vessel
NATURE OF BUSINESS [Abstract]
Total number of vessels | Vessel		24
Number of vessels ordered | Vessel		2	2
Number of vessels disposed | Vessel		1
Number of operating vessels | Vessel		22
Number of vessels operated in spot market | Vessel		1
Number of new buildings | Building		2
Agreement period for timecharter		6 years
Nordic Freedom [Member]
Current Fleet [Abstract]
Deadweight tons		159,331
Nordic Moon [Member]
Current Fleet [Abstract]
Deadweight tons		160,305
Nordic Apollo [Member]
Current Fleet [Abstract]
Deadweight tons		159,998
Nordic Cosmos [Member]
Current Fleet [Abstract]
Deadweight tons		159,999
Nordic Grace [Member]
Current Fleet [Abstract]
Deadweight tons	[1]	149,921
Nordic Mistral [Member]
Current Fleet [Abstract]
Deadweight tons	[1]	164,236
Nordic Passat [Member]
Current Fleet [Abstract]
Deadweight tons	[1]	164,274
Nordic Vega [Member]
Current Fleet [Abstract]
Deadweight tons		163,940
Nordic Breeze [Member]
Current Fleet [Abstract]
Deadweight tons		158,597
Nordic Zenith [Member]
Current Fleet [Abstract]
Deadweight tons		158,645
Nordic Sprinter [Member]
Current Fleet [Abstract]
Deadweight tons		159,089
Nordic Skier [Member]
Current Fleet [Abstract]
Deadweight tons		159,089
Nordic Light [Member]
Current Fleet [Abstract]
Deadweight tons		158,475
Nordic Cross [Member]
Current Fleet [Abstract]
Deadweight tons		158,475
Nordic Luna [Member]
Current Fleet [Abstract]
Deadweight tons		150,037
Nordic Castor [Member]
Current Fleet [Abstract]
Deadweight tons		150,249
Nordic Pollux [Member]
Current Fleet [Abstract]
Deadweight tons		150,103
Nordic Star [Member]
Current Fleet [Abstract]
Deadweight tons		157,738
Nordic Space [Member]
Current Fleet [Abstract]
Deadweight tons		157,582
Nordic Tellus [Member]
Current Fleet [Abstract]
Deadweight tons		157,407
Nordic Aquarius [Member]
Current Fleet [Abstract]
Deadweight tons		157,338
Nordic Cygnus [Member]
Current Fleet [Abstract]
Deadweight tons		157,526
Newbuilding One [Member]
Current Fleet [Abstract]
Deadweight tons	[2]	156,800
Newbuilding Two [Member]
Current Fleet [Abstract]
Deadweight tons	[2]	156,800

[1]	Vessel sold in 2022
[2]	Vessel under construction per December 31, 2021, with expected delivery in 2022